Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Required Under Operating Leases	The following table presents future minimum rental payments required under operating leases as of March 31, 2023:
Years Ended March 31,	Amount
2024	$106,900
2025	93,132
2026	25,133
2027	20,106
Total	$245,272